Leases - Minimum Future Rental Payments (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Leases [Abstract]
2020	$ 52,025	$ 69,563
2021	59,901	59,216
2022	49,774	48,593
2023	44,573	43,878
2024	38,111	37,260
Thereafter	103,505	102,552
Total	347,889	361,062
Less: Present value discount	(88,613)	(93,240)
Lease liability	$ 259,276	$ 267,822